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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:

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


/s/ Kenneth S. Miller   Fairfield, Ohio   January 24, 2005
---------------------
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers                        1
Form 13F Information Table Entry Total:                 25
Form 13F Information Table Value Total:            426,521

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No. 028-10798


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
                                         COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5
              ISSUER                  TITLE OF CLASS     CUSIP     FMV (000)     SHARES     SH/PRN   PUT/CALL
              ------                  --------------   ---------   ---------   ----------   ------   --------
ALLIANCE CAPITAL MGMT HLDG LTD PART      COMMON        01855A101     63,489     1,123,900     SH
ALLTEL CORP                              COMMON        020039103     43,539       690,000     SH
CINERGY CORP                             COMMON        172474108     22,822       537,500     SH
COMMERCIAL NET LEASE REALTY              COMMON        202218103      8,425       413,600     SH
DEVELOPERS DIVERSIFIED REALTY            COMMON        251591103     21,159       450,000     SH
DUKE REALTY CORP                         COMMON        264411505      5,661       169,500     SH
EXXON MOBIL CORPORATION                  COMMON        30231G102     22,805       406,000     SH
FIFTH THIRD BANCORP                      COMMON        316773100     39,083     1,036,125     SH
FIRST MERIT CORPORATION                  COMMON        337915102      2,591       100,000     SH
FORTUNE BRANDS INC                       COMMON        349631101      7,802       100,000     SH
GENERAL ELECTRIC CO.                     COMMON        369604103      3,505       100,000     SH
GLIMCHER REALTY TRUST                    COMMON        379302102     21,888       900,000     SH
JOHNSON & JOHNSON                        COMMON        478160104      7,513       125,000     SH
LINCOLN NATIONAL CORP                    COMMON        534187109      7,955       150,000     SH
NATIONAL CITY CORPORATION                COMMON        635405103     53,982     1,608,032     SH
PNC FINANCIAL SERVICES GROUP             COMMON        693475105     15,093       244,100     SH
PFIZER INC                               COMMON        717081103      5,830       250,000     SH
PIEDMONT NATURAL GAS                     COMMON        720186105        493        20,400     SH
PROCTER & GAMBLE CORPORATION             COMMON        742718109      6,077       105,000     SH
SKY FINANCIAL GROUP INC                  COMMON        83080P103      8,510       305,900     SH
SYSCO CORP                               COMMON        871829107        776        25,000     SH
U S BANCORP                              COMMON        902973304      7,473       250,000     SH
WELLS FARGO & CO                         COMMON        949746101     23,875       380,000     SH
WYETH                                    COMMON        983024100     23,035       500,000     SH
PARTNERRE LTD                            COMMON        G6852T105      3,141        47,828     SH
                                                                    426,521    10,037,885


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
                                         COLUMN 6      COLUMN 7   COLUMN 8
              ISSUER                  INVESTMENT DIS   OTH MGRS     SOLE       SHARED     NONE
              ------                  --------------   --------   --------   ----------   ----
ALLIANCE CAPITAL MGMT HLDG LTD PART       SHARED          01         --       1,123,900    --
ALLTEL CORP                               SHARED          01         --         690,000    --
CINERGY CORP                              SHARED          01         --         537,500    --
COMMERCIAL NET LEASE REALTY               SHARED          01         --         413,600    --
DEVELOPERS DIVERSIFIED REALTY             SHARED          01         --         450,000    --
DUKE REALTY CORP                          SHARED          01         --         169,500    --
EXXON MOBIL CORPORATION                   SHARED          01         --         406,000    --
FIFTH THIRD BANCORP                       SHARED          01         --       1,036,125    --
FIRST MERIT CORPORATION                   SHARED          01         --         100,000    --
FORTUNE BRANDS INC                        SHARED          01         --         100,000    --
GENERAL ELECTRIC CO.                      SHARED          01         --         100,000    --
GLIMCHER REALTY TRUST                     SHARED          01         --         900,000    --
JOHNSON & JOHNSON                         SHARED          01         --         125,000    --
LINCOLN NATIONAL CORP                     SHARED          01         --         150,000    --
NATIONAL CITY CORPORATION                 SHARED          01         --       1,608,032    --
PNC FINANCIAL SERVICES GROUP              SHARED          01         --         244,100    --
PFIZER INC                                SHARED          01         --         250,000    --
PIEDMONT NATURAL GAS                      SHARED          01         --          20,400    --
PROCTER & GAMBLE CORPORATION              SHARED          01         --         105,000    --
SKY FINANCIAL GROUP INC                   SHARED          01         --         305,900    --
SYSCO CORP                                SHARED          01         --          25,000    --
U S BANCORP                               SHARED          01         --         250,000    --
WELLS FARGO & CO                          SHARED          01         --         380,000    --
WYETH                                     SHARED          01         --         500,000    --
PARTNERRE LTD                             SHARED          01         --          47,828    --
                                                                             10,037,885


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